SUPPLEMENT DATED SEPTEMBER 27, 2013

To the variable annuity prospectuses of:
Allianz VisionSM
Dated July 22, 2013, as supplemented July 12 & September 16, 2013

For Contracts issued on or after April 29, 2013
For Contracts issued from May 2, 2011 through April 26, 2013

For Contracts issued on or prior to April 29, 2011

ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	The Charge Lock Option rider is not available in the State of Illinois for each of the Allianz Vision Contracts listed above.

2.
Effective November 18, 2013, for Allianz VisionSM Contracts issued in the State of Illinois on or prior to April 29, 2011, the following replaces information on the rider charge for Income Protector in Appendix G.

We are increasing the rider charge for the following versions of Income Protector issued in Illinois that we no longer offer. The benefit version identifier (for example, (08.09)) is located in your rider.
Benefit Version	Rider Issue Period	Current Rider Charge	New Rider Charge as of the first Quarterly Anniversary that occurs on or after November 18, 2013
Income Protector (08.09)	July 22, 2009 through April 30, 2010	1.15% for single and 1.30% for joint Lifetime Plus Payments	Increased to 1.35% for single and 1.50% for joint Lifetime Plus Payments
Income Protector (05.10)	May 3, 2010 through April 29, 2011
Income Protector (05.11)	May 2, 2011 through January 20, 2012
Income Protector (01.12)	January 23, 2012 through April 27, 2012	1.20% for both single and joint Lifetime Plus Payments	Increased to 1.40% for both single and joint Lifetime Plus Payments
Income Protector (05.12)	April 30, 2012 through July 20, 2012

3.
Effective November 18, 2013 for Allianz VisionSM Contracts issued in Illinois from May 2, 2011 through April 26, 2013, the following replaces information on the rider charge for Income Protector in Appendix D.

We are increasing the rider charge for the following versions of Income Protector issued in Illinois that we no longer offer. The benefit version identifier (for example, (05.11)) is located in your rider.
Benefit Version	Rider Issue Period	Current Rider Charge	New Rider Charge as of the first Quarterly Anniversary that occurs on or after November 18, 2013
Income Protector (05.11)	May 2, 2011 through January 20, 2012	1.15% for single and 1.30% for joint Lifetime Plus Payments	Increased to 1.35% for single and 1.50% for joint Lifetime Plus Payments

Income Protector (01.12)	January 23, 2012 through April 27, 2012	1.20% for both single and joint Lifetime Plus Payments	Increased to 1.40% for both single and joint Lifetime Plus Payments
Income Protector (05.12)	April 30, 2012 through July 20, 2012

 PRO-008-0913
(VSN-400, VSN-159, VSN-042)